Summary of Significant Accounting Policies - Pathfinder - Interim (Details)	4 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Sep. 30, 2025 USD ($)
Segment Reporting [Line Items]
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Net loss	$ 152,717,402		$ 188,134,733
Deferred offering costs	$ 3,802,903	$ 3,802,903	$ 6,423,096	$ 1,761,419
Pathfinder
Segment Reporting [Line Items]
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Net loss		907,308	$ 2,218,198
Deferred offering costs	$ 477,531	$ 477,531	553,347	$ 277,485
Reportable Segment
Segment Reporting [Line Items]
Net loss	152,717,402
Reportable Segment | Pathfinder
Segment Reporting [Line Items]
Net loss	$ 907,308		$ 2,218,198